Form N-1A Cover	Jul. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 03, 2025
Prospectus Date	Dec. 04, 2024